Revenue from Contracts with Customers (Disaggregation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Disaggregation of Revenue [Line Items]
Total net revenue	$ 5,776,000,000	$ 5,515,000,000	$ 5,517,000,000	$ 5,789,000,000	$ 5,444,000,000	$ 5,063,000,000	$ 5,014,000,000	$ 5,327,000,000	$ 22,597,000,000	$ 20,848,000,000	$ 17,636,000,000
Americas
Disaggregation of Revenue [Line Items]
Total net revenue									5,149,000,000
Asia Pacific
Disaggregation of Revenue [Line Items]
Total net revenue									15,231,000,000
Europe, the Middle East and Africa
Disaggregation of Revenue [Line Items]
Total net revenue									2,217,000,000
Products
Disaggregation of Revenue [Line Items]
Total net revenue									18,117,000,000	19,754,000,000	17,033,000,000
Products | Americas
Disaggregation of Revenue [Line Items]
Total net revenue									2,023,000,000
Products | Asia Pacific
Disaggregation of Revenue [Line Items]
Total net revenue									14,857,000,000
Products | Europe, the Middle East and Africa
Disaggregation of Revenue [Line Items]
Total net revenue									1,237,000,000
Subscriptions and services
Disaggregation of Revenue [Line Items]
Total net revenue									4,480,000,000	$ 1,094,000,000	$ 603,000,000
Subscriptions and services | Americas
Disaggregation of Revenue [Line Items]
Total net revenue									3,126,000,000
Subscriptions and services | Asia Pacific
Disaggregation of Revenue [Line Items]
Total net revenue									374,000,000
Subscriptions and services | Europe, the Middle East and Africa
Disaggregation of Revenue [Line Items]
Total net revenue									$ 980,000,000